Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2018
Accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities	Accounts payable and accrued liabilities

	2018 $	2017 $
Trade payables	2,951	3,773
Other accrued liabilities	1,849	2,149
Employee accruals	2,271	2,037
	7,071	7,959